Goodwill - Summary of Goodwill (Details) - Goodwill - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Changes in goodwill [abstract]
Beginning balance	£ 239,249	£ 145,916
Acquired through business combinations (Restated)	279,931	100,882
Effect of foreign exchange translations	(3,456)	(7,549)
Ending balance	£ 515,724	£ 239,249